CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Stockholders' equity, beginning balance at Dec. 31, 2021	$ 1	$ 103,117	$ (77,661)	$ 25,457
Stockholders' equity, beginning balance (shares) at Dec. 31, 2021	358
Issuance of common stock and warrants, net of fees and warrant liability		1,734		1,734
Issuance of common stock and warrants, net of fees and warrants liability (shares)	40
Stock-based compensation		851		851
Net loss			(13,868)	(13,868)
Stockholders' equity, ending balance at Dec. 31, 2022	$ 1	105,702	(91,529)	14,174
Stockholders' equity, ending balance (shares) at Dec. 31, 2022	398
Issuance of common stock, net of fees		503		503
Issuance of common stock, net of fees (shares)	175
Stock-based compensation		554		554
Net loss			(12,706)	(12,706)
Stockholders' equity, ending balance at Sep. 30, 2023	$ 1	106,759	(104,235)	2,525
Stockholders' equity, ending balance (shares) at Sep. 30, 2023	573
Stockholders' equity, beginning balance at Dec. 31, 2022	$ 1	105,702	(91,529)	14,174
Stockholders' equity, beginning balance (shares) at Dec. 31, 2022	398
Issuance of common stock and warrants, net of fees and warrant liability		491		491
Issuance of common stock and warrants, net of fees and warrants liability (shares)	175
Exercise of warrants, net of fees		1,120		1,120
Exercise of warrants, net of fees (shares)	45
Stock-based compensation		734		734
Net loss			(16,078)	(16,078)
Stockholders' equity, ending balance at Dec. 31, 2023	$ 1	108,047	(107,607)	441
Stockholders' equity, ending balance (shares) at Dec. 31, 2023	618
Stockholders' equity, beginning balance at Jun. 30, 2023	$ 1	106,078	(101,036)	5,043
Stockholders' equity, beginning balance (shares) at Jun. 30, 2023	398
Issuance of common stock, net of fees		503		503
Issuance of common stock, net of fees (shares)	175
Stock-based compensation		178		178
Net loss			(3,199)	(3,199)
Stockholders' equity, ending balance at Sep. 30, 2023	$ 1	106,759	(104,235)	2,525
Stockholders' equity, ending balance (shares) at Sep. 30, 2023	573
Stockholders' equity, beginning balance at Dec. 31, 2023	$ 1	108,047	(107,607)	441
Stockholders' equity, beginning balance (shares) at Dec. 31, 2023	618
Issuance of common stock and warrants, net of fees and warrant liability	$ 3	5,546		5,549
Issuance of common stock and warrants, net of fees and warrants liability (shares)	3,092
Stock-based compensation		439		439
Net loss			(7,141)	(7,141)
Stockholders' equity, ending balance at Sep. 30, 2024	$ 4	114,032	(114,748)	(712)
Stockholders' equity, ending balance (shares) at Sep. 30, 2024	3,710
Stockholders' equity, beginning balance at Jun. 30, 2024	$ 2	113,922	(112,633)	1,291
Stockholders' equity, beginning balance (shares) at Jun. 30, 2024	2,283
Issuance of common stock and warrants, net of fees and warrant liability	$ 2	(18)		(16)
Issuance of common stock and warrants, net of fees and warrants liability (shares)	1,427
Stock-based compensation		128		128
Net loss			(2,115)	(2,115)
Stockholders' equity, ending balance at Sep. 30, 2024	$ 4	$ 114,032	$ (114,748)	$ (712)
Stockholders' equity, ending balance (shares) at Sep. 30, 2024	3,710